Inventories (Tables)	9 Months Ended
Sep. 30, 2024
Inventories [Abstract]
Schedule of Inventories
	September 30, 2024	December 31, 2023
Finished products	3,400,262	3,096,459
Work in process	519,382	586,036
Raw materials	851,827	759,035
Supplies	700,360	659,700
	5,471,831	5,101,230